Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss for basic earnings per share		$ (92,775)	$ (3,977,694)	$ (1,242,208)	$ (8,547,016)	$ (7,831,230)	$ (6,706,972)
Less change in fair value of warrant liability		525,328		1,285,485			3,436,195
Net loss for diluted earnings per share		$ (618,103)	$ 3,977,694	$ (2,527,693)	$ (8,547,016)	$ (7,831,230)	$ (10,143,167)
Denominator:
Weighted-average basic common shares outstanding	[1]	3,176,937	2,572,626	3,152,439	2,506,604	2,606,577	2,063,842
Assumed conversion of dilutive securities:
Common stock purchase warrants		96,442		115,542			294,652
Denominator for diluted earnings per share - adjusted weighted-average shares		3,273,379	2,572,626	3,267,981	2,506,604	2,606,577	2,358,494
Basic net loss per share	[1]	$ (0.03)	$ (1.55)	$ (0.39)	$ (3.41)	$ (3.00)	$ (3.25)
Diluted net loss per share	[1]	$ (0.19)	$ (1.55)	$ (0.77)	$ (3.41)	$ (3.00)	$ (4.30)

[1]	Adjusted to reflect the reverse stock split of one-for-ten effective October 7, 2016.